Seward & Kissel LLP
                              1200 G Street, N.W.
                                   Suite 350
                             Washington, D.C. 20005
                             (202) 737-8833 (phone)
                              (202) 737-5184 (fax)



                                                September 6, 2011

VIA EDGAR
---------

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

      Re:   AllianceBernstein Cap Fund, Inc.
            - AllianceBernstein Emerging Markets Multi-Asset Portfolio (File Nos. 2-29901 and 811-01716)
            ----------------------------------------------------------


Ladies and Gentlemen:

            On behalf of AllianceBernstein Cap Fund, Inc. - AllianceBernstein Emerging Markets Multi-Asset Portfolio (the "Fund"), we are transmitting a certification pursuant to Rule 497(j) under the Securities Act of 1933. In this regard, we certify that the Prospectuses and Statement of Additional
Information for the Fund that would have been filed under Rule 497(c) do not differ from those included in the most recent post-effective amendment to the Fund's registration statement that were filed electronically with the Securities and Exchange Commission on August 31, 2011.

            Please call me at the above-referenced number if you have any questions regarding the attached.


                                        Sincerely,


                                        /s/ Young Seo
                                        -------------
                                            Young Seo

SK 00250 0157 1224935